Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Future Minimum Lease Payments [Line Items]
2024	$ 56,701	$ 55,049
2025	$ 38,548	56,701
2026		38,548
Total minimum non-cancelable operating lease payments		$ 150,298